Senior Secured Bond - Additional Information (Detail)		12 Months Ended
	Nov. 02, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NOK (kr)	Nov. 02, 2018 NOK (kr)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Minimum liquidity to be maintained, amount		$ 71,515,000			$ 62,109,000
2018 Senior Secured Bonds [Member]
Debt Instrument [Line Items]
Aggregate principal amount | kr				kr 600,000,000
Variable interest rate on bond	6.00%
Debt instrument maturity date	Nov. 02, 2023
Debt instrument variable rate description	The 2018 Bonds bear interest at a rate of 3-month NIBOR plus 6.0% per annum, calculated on a 360-day year basis and mature on November 2, 2023.
Interest payment description on bond	Interest is payable quarterly in arrears on February 2, May 2, August 2 and November 2.
Debt instrument redemption description	The Company may redeem the 2018 Bonds, in whole or in part, at any time beginning on or after November 2, 2021. Any 2018 Bonds redeemed from November 2, 2021 until November 1, 2022, are redeemable at 102.4% of par, from November 2, 2022 until May 1, 2023, are redeemable at 101.5% of par, and from May 2, 2023 to the maturity date are redeemable at 100% of par, in each case, in cash plus accrued interest.
Debt instrument covenant description		The financial covenants each as defined within the bond agreement are (a) The issuer shall ensure that the Group (meaning "the Company and its subsidiaries") maintains a minimum liquidity of no less than $25.0 million and (b) maintain a Group equity ratio of minimum 30% (as defined in the bond agreement). As of December 31, 2018, the Company was in compliance with all covenants for the 2018 Bonds.
2018 Senior Secured Bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum liquidity to be maintained, amount		$ 25,000,000
Gross Equity ratio		30.00%
2018 Senior Secured Bonds [Member] | November 2, 2021 through November 1, 2022 [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage	102.40%
2018 Senior Secured Bonds [Member] | November 2, 2022 through May 1, 2023 [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage	101.50%
2018 Senior Secured Bonds [Member] | May 2, 2023 through Maturity Date [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage	100.00%
2018 Senior Secured Bonds [Member] | Redemption of Bonds [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage		101.00%
Senior Secured Bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Dividend payable percentage		50.00%
Nordea Bank Abp [Member] | 2018 Senior Secured Bonds [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 71,700,000		kr 600,000,000
Variable interest rate on bond	6.608%
Debt instrument variable rate description	6.608% plus 3-month U.S. LIBOR